Share Capital - Schedule of DSUs (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Share	Dec. 31, 2024 USD ($) Share	Dec. 31, 2023 USD ($) Share	Dec. 31, 2022 USD ($)
Disclosure of classes of share capital [Line Items]
Deferred compensation liability | $	$ 856,000	$ 422,000	$ 244,000	$ 0
DSUs [Member]
Disclosure of classes of share capital [Line Items]
Balance, beginning of period	2,169,512	1,537,255	0
DSUs granted	438,425	632,257	1,537,255
Balance, end of period	2,607,937	2,169,512	1,537,255